TFI-STATSUP-1 121514

Statutory Prospectus Supplement dated December 15, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, A2, C and Y shares of the Fund listed below:

Invesco Tax-Free Intermediate Fund

Effective January 30, 2015, Invesco Tax-Free Intermediate Fund will change its name to Invesco Limited Term Municipal Income Fund.

Effective January 30, 2015, the following information replaces in its entirety the information appearing in the 14th paragraph under the heading “Fund Summary – Principal Investment Strategies of the Fund”:

“The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and five years.”

Effective January 30, 2015, the following information replaces in its entirety the information appearing in the 15th paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies”:

“The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and five years.”

TFI-STATSUP-1 121514

TFI-STATSUP-2 121514

Statutory Prospectus Supplement dated December 15, 2014

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 shares of the Funds listed below:

Invesco High Yield Municipal Fund

Invesco Tax-Free Intermediate Fund

Effective January 30, 2015, Invesco Tax-Free Intermediate Fund will change its name to Invesco Limited Term Municipal Income Fund.

Effective January 30, 2015, the following information replaces in its entirety the information appearing in the 14th paragraph under the heading “Fund Summaries – Invesco Tax-Free Intermediate Fund - Principal Investment Strategies of the Fund”:

“The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and five years.”

Effective January 30, 2015, the following information replaces in its entirety the information appearing in the 15th paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Tax-Free Intermediate Fund – Objective(s) and Strategies”:

“The Fund will attempt to maintain a dollar-weighted average portfolio maturity of between three and five years.”

TFI-STATSUP-2 121514

ATEF-SUP-3 121514

Statement of Additional Information Supplement dated December 15, 2014

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, C, Y, R5 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Tax-Exempt Cash Fund

Invesco Tax-Free Intermediate Fund

Effective January 30, 2015, Invesco Tax-Free Intermediate Fund will change its name to Invesco Limited Term Municipal Income Fund.

ATEF-SUP-3 121514